Annual Operating Expenses - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Limited Term Bond ETF - Fidelity Limited Term Bond ETF	Dec. 30, 2024
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%